Muzinich Credit Opportunities Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

CORPORATE BONDS - 80.8%		Par	Value
Aerospace/Defense - 0.5%
TransDigm Inc, 6.63%, 03/01/2032 (a)		$1,350,000	$1,366,068

Airlines - 2.1%
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.50%, 04/20/2026(a)		412,500	409,882
5.75%, 04/20/2029(a)		425,000	418,442
easyJet FinCo BV, 1.88%, 03/03/2028	EUR	900,000	910,469
Emirates Airline, 4.50%, 02/06/2025		215,197	212,781
Korean Air Lines Co Ltd, 4.75%, 09/23/2025		620,000	611,875
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd, 6.50%, 06/20/2027 (a)		585,000	589,186
Singapore Airlines Ltd, 3.00%, 07/20/2026		1,836,000	1,743,724
Wizz Air Finance Co BV, 1.00%, 01/19/2026	EUR	650,000	659,802
			5,556,161

Automotive & Auto Parts - 5.0%
Autoliv Inc, 4.25%, 03/15/2028	EUR	500,000	550,621
Ford Motor Credit Co LLC
6.05%, 03/05/2031		900,000	908,163
7.12%, 11/07/2033		1,500,000	1,616,350
Forvia SE, 2.75%, 02/15/2027	EUR	1,000,000	1,033,806
General Motors Financial Co Inc, 6.10%, 01/07/2034		1,200,000	1,234,148
Hyundai Capital America
1.65%, 09/17/2026(a)		1,698,000	1,554,262
5.40%, 01/08/2031(a)		1,300,000	1,305,474
IHO Verwaltungs GmbH, 3.75% (4.50% PIK), 09/15/2026	EUR	400,000	426,305
Kia Corp, 3.25%, 04/21/2026		470,000	451,325
Magna International Inc, 4.38%, 03/17/2032	EUR	500,000	572,403
Nissan Motor Acceptance Co LLC, 7.05%, 09/15/2028		400,000	418,804
Nissan Motor Co Ltd, 4.81%, 09/17/2030 (a)		850,000	795,043
Phinia Inc, 6.75%, 04/15/2029 (a)		275,000	277,981
Stellantis NV
4.25%, 06/16/2031	EUR	975,000	1,096,230
2.75%, 04/01/2032	EUR	500,000	510,891
Volkswagen International Finance NV
4.63% to 06/27/2028 then 10 Year Swap Rate EUR + 3.98%, Perpetual	EUR	200,000	210,468
7.50% to 09/06/2028 then 5 Year Swap Rate EUR + 4.29%, Perpetual	EUR	200,000	234,875
			13,197,149

Banking - 7.8%
Banco Bilbao Vizcaya Argentaria SA, 3.88%, 01/15/2034	EUR	400,000	439,933
Banco Santander SA
9.63% to 11/21/2033 then 5 yr. CMT Rate + 5.30%, Perpetual		800,000	883,516
6.35%, 03/14/2034		1,000,000	1,002,833
Bancolombia SA, 6.91% to 10/18/2027 then 5 yr. CMT Rate + 2.93%, 10/18/2027		500,000	502,819
Bank of America Corp, 1.90% to 07/23/2030 then SOFR + 1.53%, 07/23/2031		1,275,000	1,047,610
Barclays PLC
2.85% to 05/07/2025 then SOFR + 2.71%, 05/07/2026		1,000,000	969,720
9.63% to 06/15/2030 then USISSO05 + 5.78%, Perpetual		800,000	850,183
5.69% to 03/12/2029 then SOFR + 1.74%, 03/12/2030		1,025,000	1,031,125
BBVA Bancomer SA, 8.13% to 01/08/2034 then 5 yr. CMT Rate + 4.21%, 01/08/2039		650,000	674,058
BNP Paribas SA, 2.00% to 05/24/2026 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.65%, 05/24/2031	GBP	1,000,000	1,161,229
BPCE SA, 1.65% to 10/06/2025 then SOFR + 1.52%, 10/06/2026 (a)		700,000	657,616
Citigroup Inc, 4.70% to 01/30/2025 then SOFR + 3.23%, Perpetual		650,000	635,699
Danske Bank AS, 1.38% to 02/12/2025 then 5 Year Swap Rate EUR + 1.70%, 02/12/2030	EUR	300,000	314,914
Deutsche Bank AG, 7.08% to 02/10/2033 then SOFR + 3.65%, 02/10/2034		900,000	927,065
First Abu Dhabi Bank PJSC, 6.32% to 04/04/2029 then 5 yr. CMT Rate + 1.70%, 04/04/2034		1,350,000	1,382,199
HSBC Holdings PLC, 5.72% to 03/04/2034 then SOFR + 1.78%, 03/04/2035		1,350,000	1,366,770
Lloyds Banking Group PLC, 4.38% to 04/05/2029 then 5 Year Swap Rate EUR + 2.05%, 04/05/2034	EUR	900,000	966,122
Mizuho Financial Group Inc, 5.58% to 05/26/2034 then 1 yr. CMT Rate + 1.30%, 05/26/2035		1,300,000	1,317,230
Permanent TSB Group Holdings PLC, 6.63% to 04/25/2027 then EURIBOR ICE Swap Rate + 3.50%, 04/25/2028	EUR	800,000	918,841
Powszechna Kasa Oszczednosci Bank Polski SA, 4.50% to 03/27/2027 then 3 Month EURIBOR + 1.60%, 03/27/2028	EUR	750,000	809,723
Societe Generale SA, 10.00% to 05/14/2029 then 5 yr. CMT Rate + 5.45%, Perpetual (a)		800,000	850,515
Standard Chartered PLC, 7.28% (SOFR + 1.93%), 07/06/2027		270,000	275,132
UniCredit SPA, 5.46% to 06/30/2030 then 5 yr. CMT Rate + 4.75%, 06/30/2035 (a)		600,000	563,803
United Overseas Bank Ltd, 3.86% to 10/07/2027 then 5 yr. CMT Rate + 1.45%, 10/07/2032		900,000	855,152
Virgin Money UK PLC, 5.13% to 12/11/2025 then UK Government Bonds 5 Year Note Generic Bid Yield + 5.25%, 12/11/2030	GBP	300,000	372,574
			20,776,381

Broadcasting - 0.9%
Sirius XM Radio Inc, 3.13%, 09/01/2026 (a)		700,000	656,438
TEGNA Inc, 4.75%, 03/15/2026 (a)		1,125,000	1,103,620
Universal Music Group NV, 4.00%, 06/13/2031	EUR	575,000	642,464
			2,402,522

Building Materials - 1.2%
Builders FirstSource Inc
4.25%, 02/01/2032(a)		500,000	448,822
6.38%, 03/01/2034(a)		1,050,000	1,056,312
St Marys Cement Inc, 5.75%, 04/02/2034		800,000	794,400
Standard Industries Inc, 5.00%, 02/15/2027 (a)		900,000	874,473
			3,174,007

Cable/Satellite TV - 0.3%
CCO Holdings LLC / CCO Holdings Capital Corp, 5.13%, 05/01/2027 (a)		700,000	666,449
Grupo Televisa SAB, 6.63%, 01/15/2040		400,000	408,786
			1,075,235

Capital Goods - 1.5%
AGCO International Holdings BV, 0.80%, 10/06/2028	EUR	275,000	261,693
Esab Corp, 6.25%, 04/15/2029 (a)		225,000	226,340
Hillenbrand Inc, 6.25%, 02/15/2029		500,000	505,004
Regal Rexnord Corp, 6.05%, 04/15/2028 (a)		1,350,000	1,370,902
Traton Finance Luxembourg SA
4.13%, 11/22/2025	EUR	400,000	433,427
3.75%, 03/27/2030	EUR	600,000	646,528
Vestas Wind Systems AS, 4.13%, 06/15/2031	EUR	450,000	498,268
			3,942,162

Chemicals - 2.7%
Alpek SAB de CV, 4.25%, 09/18/2029		868,000	807,795
Celanese US Holdings LLC, 6.55%, 11/15/2030		1,025,000	1,079,175
Givaudan Finance Europe BV, 4.13%, 11/28/2033	EUR	600,000	682,817
IMCD NV, 4.88%, 09/18/2028	EUR	325,000	364,287
International Flavors & Fragrances Inc, 2.30%, 11/01/2030 (a)		1,225,000	1,018,520
Orbia Advance Corp SAB de CV, 4.00%, 10/04/2027		1,400,000	1,330,866
Sherwin-Williams Co, 2.95%, 08/15/2029		2,100,000	1,906,321
			7,189,781

Containers - 2.0%
Ball Corp, 6.00%, 06/15/2029		1,125,000	1,137,315
Berry Global Inc, 5.65%, 01/15/2034 (a)		1,000,000	995,363
Graphic Packaging International LLC, 0.82%, 04/15/2024 (a)		1,525,000	1,522,158
Sealed Air Corp/Sealed Air Corp US, 6.13%, 02/01/2028 (a)		225,000	225,794
SIG Combibloc PurchaseCo SARL, 2.13%, 06/18/2025	EUR	775,000	818,588
Verallia SA, 1.88%, 11/10/2031	EUR	600,000	566,266
			5,265,484

Diversified Financial Services - 8.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.15%, 09/30/2030		900,000	935,243
AXA Logistics Europe Master SCA, 0.38%, 11/15/2026	EUR	500,000	493,899
CA Auto Bank SPA
4.38%, 06/08/2026	EUR	850,000	927,053
6.00%, 12/06/2026	GBP	725,000	929,281
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund, 4.75%, 03/27/2034	EUR	600,000	662,205
DAE Funding LLC, 3.38%, 03/20/2028		1,400,000	1,294,359
Esic Sukuk Ltd, 5.83%, 02/14/2029		1,060,000	1,059,811
Fidelity National Info Service, 2.00%, 05/21/2030	EUR	800,000	791,682
Goldman Sachs Group Inc, 4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029		1,900,000	1,830,205
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/2026		1,500,000	1,470,626
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/2031 (a)		400,000	419,237
ICD Funding Ltd, 3.22%, 04/28/2026		1,900,000	1,810,497
India Vehicle Finance, 5.85%, 03/25/2029		410,000	411,622
Macquarie Airfinance Holdings Ltd
8.38%, 05/01/2028(a)		725,000	769,115
6.50%, 03/26/2031(a)		200,000	203,760
MDGH GMTN RSC Ltd
2.88%, 11/07/2029		880,000	795,234
3.70%, 11/07/2049		790,000	599,946
Morgan Stanley
5.17% to 01/16/2029 then SOFR + 1.45%, 01/16/2030		775,000	776,279
5.25% to 04/21/2033 then SOFR + 1.87%, 04/21/2034		450,000	446,765
5.47% to 01/18/2034 then SOFR + 1.73%, 01/18/2035		1,950,000	1,969,978
Motability Operations Group PLC, 3.88%, 01/24/2034	EUR	1,400,000	1,549,594
Nasdaq Inc, 5.55%, 02/15/2034		1,125,000	1,145,638
UBS Group AG, 9.25% to 11/13/2033 then 5 yr. CMT Rate + 4.76%, Perpetual (a)		1,500,000	1,696,572
			22,988,601

Energy - 10.8%
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027		1,800,000	1,797,423
Cheniere Energy Partners LP
4.50%, 10/01/2029		1,000,000	952,916
5.95%, 06/30/2033		1,875,000	1,922,017
Chesapeake Energy Corp, 5.50%, 02/01/2026 (a)		600,000	596,532
Ecopetrol SA, 8.88%, 01/13/2033		670,000	708,744
Enbridge Inc, 7.38% to 01/15/2028 then 5 yr. CMT Rate + 3.71%, 01/15/2083		475,000	478,108
Energy Transfer LP, 5.55%, 05/15/2034		750,000	752,754
EQT Corp, 6.13%, 02/01/2025		609,000	610,146
Galaxy Pipeline Assets Bidco Ltd, 2.63%, 03/31/2036		1,400,000	1,141,986
Kinder Morgan Inc
4.30%, 03/01/2028		1,600,000	1,562,362
5.20%, 06/01/2033		1,300,000	1,280,586
Lion/Polaris Lux 4 SA, 3.25%, 09/30/2040		959,000	733,163
Oleoducto Central SA, 4.00%, 07/14/2027		924,000	864,342
ONEOK Inc
6.05%, 09/01/2033		700,000	731,002
6.63%, 09/01/2053		600,000	662,473
Ovintiv Inc, 7.10%, 07/15/2053		525,000	588,969
Plains All American Pipeline LP / PAA Finance Corp, 3.55%, 12/15/2029		1,950,000	1,790,457
Qatar Energy, 3.30%, 07/12/2051		800,000	566,303
QatarEnergy, 2.25%, 07/12/2031		900,000	755,580
Repsol International Finance BV
3.75% to 06/11/2026 then 5 Year Swap Rate EUR + 4.00%, Perpetual	EUR	200,000	212,079
2.50% to 03/22/2027 then 5 Year Swap Rate EUR + 2.77%, Perpetual	EUR	875,000	890,810
Rockies Express Pipeline LLC, 3.60%, 05/15/2025 (a)		2,425,000	2,368,640
Shell International Finance BV, 1.88%, 04/07/2032	EUR	600,000	584,615
Targa Resources Corp, 6.50%, 03/30/2034		700,000	753,200
TotalEnergies SE, 2.63% to 02/26/2025 then 5 Year Swap Rate EUR + 2.15%, Perpetual	EUR	1,475,000	1,563,251
Venture Global LNG Inc, 8.13%, 06/01/2028 (a)		1,400,000	1,431,035
Williams Cos Inc, 5.30%, 08/15/2028		775,000	782,533
Wintershall Dea Finance 2 BV, 2.50% to 07/20/2026 then 5 Year Swap Rate EUR + 2.92%, Perpetual	EUR	1,500,000	1,498,932
			28,580,958

Food & Drug Retail - 0.5%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 6.50%, 02/15/2028 (a)		750,000	758,586
Roadster Finance DAC, 1.63%, 12/09/2024	EUR	525,000	555,609
			1,314,195

Food/Beverage/Tobacco - 4.5%
Anheuser-Busch InBev Worldwide Inc, 5.45%, 01/23/2039		1,475,000	1,525,151
Bacardi Ltd / Bacardi-Martini BV
5.25%, 01/15/2029(a)		750,000	743,519
5.40%, 06/15/2033(a)		1,125,000	1,117,199
Bimbo Bakeries USA Inc, 6.40%, 01/15/2034		1,500,000	1,609,571
Constellation Brands Inc, 4.90%, 05/01/2033		1,550,000	1,522,810
Indofood BCP Sukses, 3.40%, 06/09/2031		1,510,000	1,312,027
Keurig Dr Pepper Inc
3.95%, 04/15/2029		700,000	669,324
5.20%, 03/15/2031		1,150,000	1,154,839
Minerva Luxembourg SA, 8.88%, 09/13/2033		543,000	571,718
Post Holdings Inc, 6.25%, 02/15/2032 (a)		650,000	655,561
Sigma Alimentos SA de CV, 4.13%, 05/02/2026		1,048,000	1,014,100
			11,895,819

Healthcare - 6.1%
AbbVie Inc
5.05%, 03/15/2034		2,600,000	2,632,566
5.40%, 03/15/2054		1,050,000	1,081,460
Amgen Inc, 5.65%, 03/02/2053		1,175,000	1,200,525
Bayer AG
4.50% to 09/25/2027 then 5 Year Swap Rate EUR + 3.75%, 03/25/2082	EUR	400,000	405,327
6.63% to 12/25/2028 then 5 Year Swap Rate EUR + 3.43%, 09/25/2083	EUR	800,000	860,105
Bristol-Myers Squibb Co, 5.55%, 02/22/2054		1,325,000	1,369,966
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/2028	EUR	800,000	838,288
DH Europe Finance II SARL, 1.35%, 09/18/2039	EUR	500,000	411,327
GN Store Nord AS, 0.88%, 11/25/2024	EUR	500,000	522,569
HCA Inc
5.38%, 02/01/2025		2,000,000	1,994,955
3.63%, 03/15/2032		450,000	398,859
5.50%, 06/01/2033		1,050,000	1,055,333
5.25%, 06/15/2049		1,525,000	1,394,385
IQVIA Inc, 6.50%, 05/15/2030 (a)		300,000	306,562
Medline Borrower LP/Medline Co-Issuer Inc, 6.25%, 04/01/2029 (a)		350,000	352,319
Service Corp International
3.38%, 08/15/2030		600,000	519,729
4.00%, 05/15/2031		600,000	532,311
Werfen SA, 0.50%, 10/28/2026	EUR	300,000	296,094
			16,172,680

Homebuilders/Real Estate - 5.9%
Aldar Investment Properties Sukuk Ltd, 4.88%, 05/24/2033		200,000	195,557
American Tower Corp
5.25%, 07/15/2028		1,025,000	1,025,925
5.45%, 02/15/2034		1,000,000	1,002,697
Aroundtown SA
0.63%, 07/09/2025	EUR	700,000	715,790
0.38%, 04/15/2027	EUR	300,000	271,775
Balder Finland Oyj, 1.00%, 01/18/2027	EUR	975,000	940,043
Blackstone Property Partners Europe Holdings SARL, 1.00%, 10/20/2026	EUR	900,000	888,944
Castellum Helsinki Finance Holding Abp, 2.00%, 03/24/2025	EUR	800,000	842,515
CTP NV
2.13%, 10/01/2025	EUR	225,000	235,573
0.63%, 09/27/2026	EUR	1,025,000	1,020,166
Fastighets AB Balder, 1.88%, 03/14/2025	EUR	400,000	421,490
Hammerson PLC, 3.50%, 10/27/2025	GBP	500,000	609,713
Heimstaden Bostad Treasury BV
0.25%, 10/13/2024	EUR	400,000	415,983
1.00%, 04/13/2028	EUR	800,000	680,133
Logicor Financing SARL
0.75%, 07/15/2024	EUR	1,000,000	1,067,411
1.50%, 07/13/2026	EUR	200,000	203,246
4.63%, 07/25/2028	EUR	425,000	464,248
MasTec Inc, 4.50%, 08/15/2028 (a)		925,000	880,909
P3 Group SARL, 4.63%, 02/13/2030	EUR	350,000	380,861
RHP Hotel Properties LP / RHP Finance Corp, 6.50%, 04/01/2032 (a)		1,150,000	1,154,975
Tritax EuroBox PLC, 0.95%, 06/02/2026	EUR	975,000	969,452
VIA Outlets BV, 1.75%, 11/15/2028	EUR	1,375,000	1,324,325
			15,711,731

Hotels - 0.7%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 6.63%, 01/15/2032 (a)		625,000	627,905
IHG Finance LLC, 4.38%, 11/28/2029	EUR	400,000	447,123
Whitbread Group PLC, 3.38%, 10/16/2025	GBP	700,000	856,084
			1,931,112

Insurance - 0.3%
Allianz SE, 2.63% to 04/30/2031 then 5 Year Swap Rate EUR + 2.77%, Perpetual	EUR	800,000	679,978

Leisure - 0.1%
Royal Caribbean Cruises Ltd, 6.25%, 03/15/2032 (a)		325,000	327,978

Metals/Mining - 0.8%
Corp Nacional del Cobre de Chile
5.95%, 01/08/2034		700,000	700,576
6.44%, 01/26/2036		200,000	206,771
Gold Fields Orogen Holdings BVI Ltd, 6.13%, 05/15/2029		1,185,000	1,205,406
			2,112,753

Paper - 1.0%
Inversiones CMPC SA, 6.13%, 06/23/2033		1,500,000	1,522,884
Suzano Austria GmbH, 3.75%, 01/15/2031		1,200,000	1,061,498
			2,584,382

Services - 2.0%
Eurofins Scientific SE, 6.75% to 07/24/2028 then 3 Month EURIBOR + 4.24%, Perpetual	EUR	700,000	793,901
ISS Global AS, 0.88%, 06/18/2026	EUR	850,000	862,290
RAC Bond Co PLC, 4.87%, 05/06/2026	GBP	600,000	742,544
Ritchie Bros Holdings Inc, 7.75%, 03/15/2031 (a)		150,000	157,404
United Rentals North America Inc, 5.25%, 01/15/2030		775,000	756,774
Verisure Holding AB, 3.88%, 07/15/2026	EUR	1,300,000	1,383,838
WESCO Distribution Inc, 6.63%, 03/15/2032 (a)		700,000	712,466
			5,409,217

Steel - 0.7%
ABJA Investment Co Pte Ltd, 5.45%, 01/24/2028		812,000	811,623
GUSAP III LP, 4.25%, 01/21/2030		1,200,000	1,125,212
			1,936,835

Super Retail - 0.9%
Lowe's Cos Inc, 5.15%, 07/01/2033		1,500,000	1,512,715
REWE International Finance BV, 4.88%, 09/13/2030	EUR	700,000	800,539
			2,313,254

Technology - 2.6%
Broadcom Inc
4.15%, 04/15/2032(a)		1,025,000	951,910
3.47%, 04/15/2034(a)		750,000	643,863
Cellnex Finance Co SA, 2.25%, 04/12/2026	EUR	400,000	419,482
Dell International LLC / EMC Corp., 5.40%, 04/15/2034		1,525,000	1,528,465
LG Energy Solution Ltd, 5.75%, 09/25/2028		870,000	881,246
Oracle Corp, 3.60%, 04/01/2050		725,000	524,159
SK Hynix Inc
6.38%, 01/17/2028		200,000	206,026
6.50%, 01/17/2033		600,000	640,244
SK On Co Ltd, 5.38%, 05/11/2026		1,250,000	1,252,217
			7,047,612

Telecommunications - 5.0%
A1 Towers Holding GmbH, 5.25%, 07/13/2028	EUR	700,000	796,051
America Movil SAB de CV, 4.38%, 04/22/2049		1,140,000	980,858
AT&T Inc, 3.50%, 09/15/2053		1,150,000	813,270
Bharti Airtel Ltd, 3.25%, 06/03/2031		1,500,000	1,321,810
PPF Telecom Group BV, 3.25%, 09/29/2027	EUR	195,000	204,854
SES SA, 3.50%, 01/14/2029	EUR	650,000	690,399
Telefonica Europe BV, 3.88% to 09/22/2026 then 8 Year EUR Swap Rate + 2.97%, Perpetual	EUR	1,200,000	1,271,616
T-Mobile USA Inc
2.25%, 02/15/2026		1,125,000	1,064,189
3.88%, 04/15/2030		1,025,000	960,315
2.55%, 02/15/2031		1,800,000	1,534,501
5.05%, 07/15/2033		1,100,000	1,088,642
Vmed O2 UK Financing I PLC, 4.00%, 01/31/2029	GBP	800,000	887,290
Vodafone Group PLC, 2.63% to 08/27/2026 then 5 Year Swap Rate EUR + 3.00%, 08/27/2080	EUR	700,000	725,933
Ziggo BV, 2.88%, 01/15/2030	EUR	900,000	860,933
			13,200,661

Transportation Excluding Air/Rail - 3.5%
Australia Pacific Airports Melbourne Pty Ltd, 4.38%, 05/24/2033	EUR	1,000,000	1,134,285
Autostrade per l'Italia SPA
1.75%, 02/01/2027	EUR	1,000,000	1,024,874
5.13%, 06/14/2033	EUR	875,000	1,009,968
DP World Ltd, 6.85%, 07/02/2037		1,730,000	1,891,918
Gatwick Funding Ltd
6.13%, 03/02/2026	GBP	250,000	320,459
5.50%, 04/04/2040	GBP	600,000	751,355
Heathrow Finance PLC, 3.88%, 03/01/2027 (b)	GBP	250,000	297,158
Heathrow Funding Ltd, 4.50%, 07/11/2033	EUR	900,000	1,025,512
Holding d'Infrastructures de Transport SASU, 1.63%, 09/18/2029	EUR	500,000	487,120
International Distributions Services PLC, 5.25%, 09/14/2028	EUR	575,000	645,669
Q-Park Holding I BV, 2.00%, 03/01/2027	EUR	200,000	203,148
Stagecoach Group Ltd, 4.00%, 09/29/2025	GBP	505,000	617,939
			9,409,405

Utilities - 2.7%
Acquirente Unico SPA, 2.80%, 02/20/2026	EUR	850,000	896,463
Enel SPA, 6.38% to 07/16/2028 then 5 Year Swap Rate EUR + 3.49%, Perpetual	EUR	850,000	969,525
Eversource Energy, 5.45%, 03/01/2028		1,275,000	1,291,653
Hera SpA, 1.00%, 04/25/2034	EUR	1,000,000	831,921
Italgas SPA, 4.13%, 06/08/2032	EUR	600,000	667,967
National Central Cooling Co PJSC, 2.50%, 10/21/2027		1,600,000	1,444,010
Pacific Gas and Electric Co, 5.80%, 05/15/2034		825,000	833,415
			6,934,954
TOTAL CORPORATE BONDS (Cost $213,824,887)			214,497,075

FOREIGN GOVERNMENT NOTE/BOND - 6.2%		Par	Value
Air France-KLM, 7.25%, 05/31/2026	EUR	900,000	1,029,760
Argenta Spaarbank NV
1.00% to 10/13/2025 then 1 Year EUR Swap Rate + 1.55%, 10/13/2026	EUR	500,000	516,957
5.38% to 11/29/2026 then 1 Year EUR Swap Rate + 2.75%, 11/29/2027	EUR	400,000	446,470
Arval Service Lease SA, 4.75%, 05/22/2027	EUR	700,000	780,611
Banco BPM SPA, 4.88% to 01/17/2029 then 3 Month EURIBOR + 2.35%, 01/17/2030	EUR	225,000	250,027
Banco Comercial Portugues SA, 5.63% to 10/02/2025 then 3 Month EURIBOR + 1.90%, 10/02/2026	EUR	400,000	440,393
BPCE SA, 4.00%, 11/29/2032	EUR	600,000	674,783
Commerzbank AG
4.00% to 12/05/2025 then 5 Year Swap Rate EUR + 4.35%, 12/05/2030	EUR	700,000	746,706
1.38% to 12/29/2026 then 5 Year Swap Rate EUR + 1.73%, 12/29/2031	EUR	600,000	591,097
Elia Transmission Belgium SA
3.63%, 01/18/2033	EUR	600,000	659,821
3.75%, 01/16/2036	EUR	600,000	655,176
iliad SA, 5.38%, 02/15/2029	EUR	400,000	439,899
KBC Group NV
4.38% to 11/23/2026 then 3 Month EURIBOR + 1.70%, 11/23/2027	EUR	300,000	330,263
0.63% to 12/07/2026 then 5 Year Swap Rate EUR + 0.95%, 12/07/2031	EUR	600,000	592,639
ProGroup AG, 5.13%, 04/15/2029	EUR	250,000	270,589
RCI Banque SA
1.63%, 05/26/2026	EUR	490,000	505,036
4.13%, 04/04/2031	EUR	800,000	869,057
Schaeffler AG
4.50%, 08/14/2026	EUR	400,000	435,733
2.88%, 03/26/2027	EUR	900,000	947,097
Societe Generale SA, 1.13% to 06/30/2026 then 5 Year Swap Rate EUR + 1.60%, 06/30/2031	EUR	700,000	703,462
Solvay SA, 4.25%, 10/03/2031	EUR	400,000	435,682
TDF Infrastructure SASU, 5.63%, 07/21/2028	EUR	700,000	795,908
Teleperformance SE, 5.25%, 11/22/2028	EUR	500,000	555,111
Valeo SE, 5.88%, 04/12/2029	EUR	800,000	921,973
Veolia Environnement SA, 1.25%, 05/14/2035	EUR	800,000	698,462
VGP NV, 1.63%, 01/17/2027	EUR	900,000	898,511
Vonovia SE, 5.00%, 11/23/2030	EUR	300,000	340,868
TOTAL FOREIGN GOVERNMENT NOTE/BOND (Cost $16,088,287)			16,532,091

BANK LOANS - 4.6%		Par	Value
Aerospace/Defense - 0.2%
KBR Inc TL, Senior Secured First Lien, 7.58% (1 mo. SOFR US + 2.25%), 01/17/2031		350,000	351,137
Science Applications International Corp TL, Senior Secured First Lien, 7.20% (1 mo. SOFR US + 1.88%), 02/10/2031		146,766	147,684
TransDigm Inc TL, Senior Secured First Lien, 8.60% (3 mo. SOFR US + 3.25%), 02/28/2031		92,269	92,825
			591,646

Automotive & Auto Parts - 0.0%(c)
First Brands Group LLC TL, Senior Secured First Lien, 10.57% (3 mo. SOFR US + 5.00%), 03/30/2027		74,825	74,965

Broadcasting - 0.0%(c)
WMG Acquisition Corp TL, Senior Secured First Lien, 7.33% (1 mo. SOFR US + 2.00%), 01/24/2031		50,000	50,000

Building Materials - 0.0%(c)
MIWD Holdco II LLC TL, 8.83% (1 mo. Term SOFR + 3.50%), 03/28/2031		75,000	75,445

Cable/Satellite TV - 0.2%
Charter Communications Operating LLC TL, Senior Secured First Lien
7.08% (3 mo. SOFR US + 1.75%), 02/01/2027		716	717
7.08% (3 mo. SOFR US + 1.75%), 02/01/2027		272,852	273,094
Directv Financing LLC TL, Senior Secured First Lien, 10.69% (1 mo. SOFR US + 5.25%), 08/02/2029		237,670	237,873
			511,684

Capital Goods - 0.2%
Ali Group North America Corp TL, Senior Secured First Lien, 7.44% (1 mo. SOFR US + 2.00%), 07/23/2029		494,429	495,126
Alison US B-1 (Alstom) TL, 11.07% (3 mo. Term SOFR + 5.50%), 08/29/2024		6,027	2,808
Alison US B-2 (Alstom) (Arvos Midco SARL) TL, 11.14% (3 mo. Term SOFR + 5.50%), 08/29/2024		6,027	2,808
			500,742

Chemicals - 0.2%
Axalta Coating Systems US Holdings Inc TL, Senior Secured First Lien, 7.33% (3 mo. SOFR US + 2.00%), 12/20/2029		464,787	466,030

Diversified Financial Services - 0.8%
Castlelake Aviation One DAC TL, Senior Secured First Lien, 8.08% (3 mo. SOFR US + 2.75%), 10/22/2027		244,318	244,726
Citadel Securities LP TL, Senior Secured First Lien, 7.58% (1 mo. SOFR US + 2.25%), 07/29/2030		498,775	498,917
DRW Holdings LLC TL, Senior Secured First Lien, 9.19% (1 mo. SOFR US + 3.75%), 03/01/2028		346,429	346,862
GTCR W Merger Sub LLC TL, Senior Secured First Lien, 8.31% (3 mo. SOFR US + 3.00%), 01/31/2031		250,000	251,199
Jane Street Group LLC TL, Senior Secured First Lien, 7.94% (1 mo. SOFR US + 2.50%), 01/26/2028		199,485	199,809
Nuvei Technologies Corp TL, Senior Secured First Lien
8.43% (1 mo. SOFR US + 3.00%), 12/19/2030		145,944	146,461
8.43% (1 mo. SOFR US + 3.00%), 12/19/2030		98,032	98,379
8.43% (1 mo. SOFR US + 3.00%), 12/19/2030		25,348	25,438
Trans Union LLC TL, Senior Secured First Lien, 7.33% (1 mo. SOFR US + 2.00%), 12/01/2028		212,541	212,687
Wec US Holdings Ltd TL, Senior Secured First Lien, 8.08% (1 mo. SOFR US + 2.75%), 01/27/2031		25,000	25,000
			2,049,478

Environmental - 0.2%
Clean Harbors Inc TL, 7.19% (1 mo. Term SOFR + 1.75%), 10/10/2028		350,000	351,094
Covanta Holding Corp TL First Lien, 8.07% (1 mo. Term SOFR + 2.75%), 11/30/2028		81,140	81,219
			432,313

Gaming - 0.1%
Flutter Financing BV TL, Senior Secured First Lien, 7.56% (3 mo. SOFR US + 2.25%), 11/29/2030		149,625	149,959
Station Casinos LLC TL First Lien, 7.82% (1 mo. Term SOFR + 2.25%), 03/14/2031		50,000	49,994
			199,953

Healthcare - 0.1%
Jazz Financing Lux SARL TL, Senior Secured First Lien, 8.44% (1 mo. SOFR US + 3.00%), 05/05/2028		136,325	137,177

Homebuilders/Real Estate - 0.3%
Iron Mountain Inc TL, Senior Secured First Lien, 7.58% (1 mo. SOFR US + 2.25%), 01/31/2031		498,750	495,840
SBA Senior Finance II LLC TL, Senior Secured First Lien, 7.34% (1 mo. SOFR US + 2.00%), 01/27/2031		411,000	412,220
			908,060

Hotels - 0.4%
Hilton Grand Vacations Borrower LLC TL, Senior Secured First Lien, 8.19% (1 mo. SOFR US + 2.75%), 08/02/2028		497,449	498,591
Hilton Hotels (10/23) TL B4 TL, Senior Secured First Lien, 7.43% (1 mo. SOFR US + 2.00%), 11/08/2030		113,650	114,015
Travel + Leisure Co TL, Senior Secured First Lien, 8.68% (1 mo. SOFR US + 3.25%), 12/14/2029		99,750	100,099
Wyndham Hotels & Resorts Inc TL, Senior Secured First Lien, 7.68% (1 mo. SOFR US + 2.25%), 05/28/2030		374,058	375,812
			1,088,517

Leisure - 0.2%
Delta 2 Lux SARL TL, Senior Secured First Lien, 7.60% (3 mo. SOFR US + 2.25%), 01/15/2030		500,000	501,125

Metals/Mining - 0.0%(c)
Arsenal AIC Parent LLC TL, Senior Secured First Lien, 9.08% (1 mo. SOFR US + 3.75%), 08/19/2030		24,938	25,053

Restaurants - 0.4%
1011778 BC ULC TL, Senior Secured First Lien, 7.58% (1 mo. SOFR US + 2.25%), 09/23/2030		498,750	499,062
KFC Holding Co TL, Senior Secured First Lien, 7.19% (1 mo. SOFR US + 1.75%), 03/15/2028		497,436	497,769
			996,831

Services - 0.4%
American Builders & Contractors Supply Co Inc TL, Senior Secured First Lien, 7.33% (1 mo. SOFR US + 2.00%), 01/31/2031		40,000	40,056
Camelot US Acquisition LLC TL First Lien, 8.08% (1 mo. Term SOFR + 2.75%), 01/31/2031		250,000	250,188
Core & Main LP TL, Senior Secured First Lien, 7.56% (3 mo. SOFR US + 2.25%), 02/10/2031		274,000	274,342
PG Investment Co 59 SARL TL, 8.82% (1 mo. Term SOFR + 3.50%), 03/24/2031		75,000	75,234
Thevelia US LLC TL, Senior Secured First Lien, 9.06% (3 mo. SOFR US + 3.75%), 06/01/2029		74,813	75,035
United Rentals North America Inc TL, Senior Secured First Lien, 7.08% (1 mo. SOFR US + 1.75%), 02/14/2031		375,000	376,643
			1,091,498

Super Retail - 0.1%
Hanesbrands Inc TL, Senior Secured First Lien, 9.08% (1 mo. SOFR US + 3.75%), 03/08/2030		248,744	249,016

Technology - 0.5%
AppLovin Corp TL, Senior Secured First Lien, 7.83% (1 mo. SOFR US + 2.50%), 10/25/2028		375,000	375,287
Coherent Corp TL, Senior Secured First Lien, 8.19% (1 mo. SOFR US + 2.75%), 07/02/2029		356,833	357,993
Constant Contact TL First Lien, 9.69% (1 mo. Term SOFR + 4.00%), 02/10/2028		12	11
Open Text TL B (08/23) TARGET TL, Senior Secured First Lien, 8.18% (1 mo. SOFR US + 2.75%), 01/31/2030		462,350	463,666
			1,196,957

Telecommunications - 0.1%
Crown Subsea Communications Holding Inc TL, Senior Secured First Lien, 10.07% (3 mo. SOFR US + 4.75%), 01/30/2031		140,000	140,992
Virgin Media Bristol LLC TL, Senior Secured First Lien, 8.79% (6 mo. SOFR US + 3.25%), 03/31/2031		200,000	197,305
			338,297

Transportation Excluding Air/Rail - 0.2%
XPO Inc TL, Senior Secured First Lien, 7.33% (1 mo. SOFR US + 2.00%), 05/24/2028		250,000	250,989
XPO TL B (12/23) TL, Senior Secured First Lien, 7.32% (1 mo. SOFR US + 2.00%), 02/28/2031		250,000	250,182
			501,171

Utilities - 0.0%(c)
Vistra Corp TL, 7.75%, 03/18/2028		125,000	124,375
TOTAL BANK LOANS (Cost $12,086,273)			12,110,333

U.S. TREASURY OBLIGATIONS - 3.8%		Par	Value
United States Treasury Note/Bond
4.00%, 02/15/2034		4,800,000	4,725,375
4.75%, 11/15/2053		5,050,000	5,401,922
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,082,292)			10,127,297

CONVERTIBLE BONDS - 1.7%		Par	Value
Banking - 1.7%
ABN AMRO Bank NV, 4.50%, 11/21/2034	EUR	1,200,000	1,395,094
Australia & New Zealand Banking Group Ltd, 1.81% (UK Government Bonds 5 Year Note Generic Bid Yield + 1.45%), 09/16/2031	GBP	600,000	688,652
Banco Bilbao Vizcaya Argentaria SA, 4.88% to 02/08/2031 then 5 Year Swap Rate EUR + 2.40%, 02/08/2036	EUR	300,000	326,858
Banco Santander SA, 5.00% to 04/22/2029 then 5 Year Swap Rate EUR + 2.50%, 04/22/2034	EUR	700,000	771,584
Bank Leumi Le-Israel BM, 3.28% to 01/29/2026 then 5 yr. CMT Rate + 1.63%, 01/29/2031 (a)		880,000	817,532
Jyske Bank AS, 5.13% to 05/01/2030 then 5 Year Swap Rate EUR + 2.50%, 05/01/2035	EUR	325,000	358,534
Virgin Money UK PLC, 4.63% to 10/29/2027 then 1 Year EUR Swap Rate + 1.75%, 10/29/2028	EUR	275,000	305,057
			4,663,311
TOTAL CONVERTIBLE BONDS (Cost $4,644,665)			4,663,311

FOREIGN GOVERNMENT AGENCY ISSUES - 0.8%		Par	Value
Indian Railway Finance Corp Ltd, 3.57%, 01/21/2032		1,050,000	929,024
Pertamina Persero PT
3.65%, 07/30/2029		700,000	651,763
4.15%, 02/25/2060		850,000	647,354
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $2,174,313)			2,228,141

SHORT-TERM INVESTMENTS - 2.0%
Money Market Funds - 2.0%		Shares
First American Treasury Obligations Fund - Class X, 5.29%(d)		5,202,324	5,202,324
TOTAL SHORT-TERM INVESTMENTS (Cost $5,202,324)			5,202,324

TOTAL INVESTMENTS - 99.9% (Cost $264,103,041)			$265,360,572
Other Assets in Excess of Liabilities - 0.1%			244,008
TOTAL NET ASSETS - 100.0%			$265,604,580

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.

AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
GMTN - Global Medium Term Note
NV - Naamloze Vennootschap
PIK - Payment in Kind
PJSC - Public Joint Stock Company
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SOFR - Secured Overnight Financing Rate

EUR - Euro
GBP - British Pound

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $36,647,042 or 13.8% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of March 31, 2024.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Muzinich Credit Opportunities Fund
Schedule of Forward Currency Contracts
as of March 31, 2024 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Value / Unrealized Appreciation (Depreciation)

06/14/2024	USD	79,034,984	EUR	72,000,000	U.S. Bancorp Investments, Inc.	$1,109,111
06/14/2024	USD	8,943,492	GBP	7,000,000	U.S. Bancorp Investments, Inc.	104,740
						$1,213,851
EUR - Euro
GBP - British Pound
USD - United States Dollar

Summary of Fair Value Disclosure at March 31, 2024 (Unaudited)

The Muzinich Credit Opportunities Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024. See the Schedule of Investments for an industry breakout.

Muzinich Credit Opportunities Fund
	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	794,400	213,702,675	–	214,497,075
Foreign Government Note/Bond	–	16,532,091	–	16,532,091
Bank Loans	–	12,110,333	–	12,110,333
U.S. Treasury Obligations	–	10,127,297	–	10,127,297
Convertible Bonds	–	4,663,311	–	4,663,311
Foreign Government Agency Issues	–	2,228,141	–	2,228,141
Money Market Funds	5,202,324	–	–	5,202,324
Total Assets	5,996,724	259,363,848	–	265,360,572

Other Financial Instruments*:
Assets
Forwards	–	1,213,851	–	1,213,851
Total Assets	–	1,213,851	–	1,213,851

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of March 31, 2024.

Refer to the Schedule of Investments for industry classifications.